SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS - Committed and Available Credit Facilities (Details) - USD ($)	May 08, 2024	Apr. 12, 2022	Nov. 22, 2021	Dec. 31, 2024
Revolving Credit Facility | Five-Year Revolving Credit Facility
Line of Credit Facility [Line Items]
Committed Credit		$ 2,500,000,000
Line of Credit
Line of Credit Facility [Line Items]
Committed Credit				$ 3,500,000,000
Credit Available				3,484,000,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Term			5 years
Line of Credit | Revolving Credit Facility | Five-Year Revolving Credit Facility
Line of Credit Facility [Line Items]
Term		5 years
Committed Credit				2,500,000,000
Credit Available				2,484,000,000
Line of Credit | Revolving Credit Facility | 2024 $1B Revolving Credit Facility
Line of Credit Facility [Line Items]
Term	364 days
Committed Credit	$ 1,000,000,000	$ 1,000,000,000		1,000,000,000
Credit Available				$ 1,000,000,000